RULE 24F-2 NOTICE
                                       FOR
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
               FILE NOS. 33-16708, 33-39171, 33-58504, 333-93709,
                      333-31972, 333-36260 and 333-49128.

Fiscal period for which notice is filed                           12/31/00

Securities registered and unsold at the beginning of
the fiscal year                                                          0

Securities registered during this year other than
pursuant to Rule 24f-2                                                   0

Sale price of accumulation units sold during fiscal
year ending December 31, 2000                                $ 847,478,369

Aggregate sale price of accumulation units sold during
the fiscal year ended December 31, 2000                      $ 847,478,369

Redemption price of accumulation units redeemed during
the fiscal year ending December 31, 2000                     $ 421,715,689

Total amount upon which fee calculation is based             $ 425,762,680



Fee submitted (.00025)                                       $     106,441





                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                                 BY JOHN OEHMKE


                                /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER